Marketable Securities: (Tables)	3 Months Ended
Mar. 31, 2014
Marketable Securities: (Tables) [Abstract]
Marketable Securities:

Note 4.          Marketable Securities:

	March 31,	December 31,
	2014	2013
Fair value at beginning of year	$318,442	$723,449
Acquisitions	-	-
Dispositions, at cost	-	(12,500)
Realized loss	-	4,039
Unrealized gain (loss)	36,370	(396,546)
Fair value at balance sheet date	$354,812	$318,442